PROPERTY AND EQUIPMENT	12 Months Ended
Jun. 30, 2024
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

5.PROPERTY AND EQUIPMENT

As of June 30, 2024 and 2023, property and equipment consisted of the following (in thousands):

		June 30,
	Useful Life	2024	2023
	(years)
Land	Infinite	¥3,511,323	¥1,792,025
Property and Buildings	4-47	1,412,544	1,273,946
Machinery and Equipment	3-17	156,104	156,580
Tools, Furniture, and Fixtures	2-20	36,009	32,738
Finance lease right-of-use assets	2-7	160,393	130,635
Construction in progress		500,235	147,147
Less: Accumulated depreciation		(327,507)	(230,159)
Property and equipment, net		¥5,449,101	¥3,302,912

Land and property and buildings owned by the Company are utilized for the hotel operations in Tokyo and residential leasing in Tokyo and Dallas, Texas. Machinery and equipment are utilized for construction and development of real estate properties. Tools, furniture, and fixtures are utilized in the normal course of daily operations. Finance lease right-of-use assets primarily comprises of lease agreements for certain office equipment and vehicles.

The Company recorded depreciation expenses on property and equipment of ¥82,762 thousand, ¥63,216 thousand, and ¥29,677 thousand for the fiscal years ended June 30, 2024, 2023, and 2022, respectively. The Company records depreciation expense in cost of sales and selling, general, and administrative expenses on the consolidated statements of comprehensive income.